Capital Leases Lessee Balance Sheet (Detail) (Electronic Equipment, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Electronic Equipment
Capital Leases Lessee Balance Sheet
Electronic equipment	19,696
Less: Accumulated depreciation	(3,173)
Total	16,523